Acquisitions and License Agreements - Schedule of Acquisition Costs (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Sep. 28, 2012
Acquisition-related costs				$ 37
Oridion Systems Ltd.
Acquisition-related costs				13
superDimension, Ltd.
Acquisition-related costs				10
BARRX Medical, Inc.
Acquisition-related costs				8
All Other Acquisitions
Acquisition-related costs				6
Acquisition-related transaction costs, included in selling, general and administrative expenses
Acquisition-related costs				20
Acquisition-related transaction costs, included in selling, general and administrative expenses | Oridion Systems Ltd.
Acquisition-related costs				5
Acquisition-related transaction costs, included in selling, general and administrative expenses | superDimension, Ltd.
Acquisition-related costs				9
Acquisition-related transaction costs, included in selling, general and administrative expenses | BARRX Medical, Inc.
Acquisition-related costs				5
Acquisition-related transaction costs, included in selling, general and administrative expenses | All Other Acquisitions
Acquisition-related costs				1
Acquisition-related inventory charges, included in cost of goods sold
Acquisition-related costs	12	3	2	17
Acquisition-related inventory charges, included in cost of goods sold | Oridion Systems Ltd.
Acquisition-related costs				8
Acquisition-related inventory charges, included in cost of goods sold | superDimension, Ltd.
Acquisition-related costs				1
Acquisition-related inventory charges, included in cost of goods sold | BARRX Medical, Inc.
Acquisition-related costs				3
Acquisition-related inventory charges, included in cost of goods sold | All Other Acquisitions
Acquisition-related costs				$ 5